Stock Options (Details) - USD ($)		12 Months Ended
	Jan. 06, 2025	Oct. 31, 2025	Oct. 31, 2024
Stock Options [Line Items]
Percentage of issued and outstanding common shares	20.00%
Stock options award granted vest term	10 years
Common shares reserved for issuance period		12 months
Issued and outstanding common shares in total		15.00%
Expected volatility of share price		8 years 4 months 24 days
Share-based compensation expense (in Dollars)		$ 3,264	$ 79,005
Related Party Consultant [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares		5.00%
Investors [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares		2.00%
Common shares reserved for issuance period		12 months